Financial Instruments - Schedule of Derivative Financial Instruments are Measured at Fair Value (Details)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Valuation technique(s) and key input(s)	Discounted cash flows.Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.
Significant unobservable input(s)
Relationship and sensitivity of unobservable inputs to fair value